SHARE BASED COMPENSATION - Share based compensation expenses recognized with each issuance of share options (Details) - CNY (¥)		12 Months Ended
	Nov. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	¥ 333,100	¥ 353,151,000	¥ 508,162,000	¥ 2,180,505,000
Options
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		353,151,000	508,162,000	1,368,206,000
Options | 10/7/2015
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation			2,613,000	60,253,000
Options | 25/09/2015
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		57,000	111,000	197,000
Options | 01/7/2016
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		27,771,000	47,177,000	167,968,000
Options | 16/08/2016
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		251,000	241,000	246,000
Options | 23/08/2016
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		2,442,000	2,336,000	2,388,000
Options | 01/9/2016
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		1,616,000	1,546,000	1,581,000
Options | 06/9/2016
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		3,427,000	3,524,000	3,603,000
Options | 01/8/2017
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		10,124,000	9,686,000	4,124,000
Options | 11/09/2017
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		9,107,000	8,713,000	2,709,000
Options | 10/10/2017
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		2,856,000	2,732,000	628,000
Options | 20/10/2017
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		63,246,000	393,648,000	¥ 1,124,509,000
Options | 26/12/2017
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		135,997,000
Options | 19/1/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		8,486,000	33,623,000
Options | 07/3/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		4,162,000	2,193,000
Options | 27/03/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		6,345,000
Options | 27/04/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		10,377,000
Options | 01/09/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		1,366,000
Options | 29/09/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		20,195,000
Options | 24/12/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		1,095,000	¥ 19,000
Options | 07/01/2019
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		1,842,000
Options | 21/04/2019
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		653,000
Options | 13/06/2019
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		97,000
Options | 14/06/2019
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		41,000
Options | 01/07/2019
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		¥ 41,598,000